Provision for tax, civil and labor risks (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Civil
Provision for risks
Opening balance	R$ 1,872	R$ 1,547
Additions	5,455	1,296
Reversals/payments	(4,431)	(971)
Closing balance	2,896	1,872
Labor
Provision for risks
Opening balance	9,553	5,954
Additions	4,070	4,791
Reversals/payments	(1,506)	(1,192)
Closing balance	R$ 12,117	R$ 9,553